(17) Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Stockholders' Equity, Reverse Stock Split		200 for 1
Common stock shares authorized prior to amendment		15,000,000
Issuance of 483 and 103,808 shares of common stock in connection with Series D Preferred stock dividends		$ 9,427	$ 630,528
Board of Director Fees		15,000
Exercise of options and warrants		8,000
Common Shares Issued As Payment Of Series D Dividends	496	496
Series D Preferred stock dividends earned		$ 9,427	$ 630,330